UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2013

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (D/B/A STEWART INVESTMENT ADVISERS)
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO  80302
                                   (Address)

                        Form 13F File Number:  28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Stephen  C.  Miller
Title:         Vice  President
Phone:         (303)  444-5483

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen C. Miller        Boulder, Colorado              May 15, 2013
      (Signature)              (City, State)                   (Date)

Report  Type  (Check  only  one.):

[  X  ]  13F  HOLDINGS REPORT.  (Check here if all holdings of this reporting
         manager  are  reported  in  this     report).

[  ]     13F  NOTICE.  (Check  here  if no holdings reported are in this report,
         and  all  holdings  are  reported  by    other  reporting  manager(s).)

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form  13F  File  Number     Name




                             FORM 13F SUMMARY PAGE

Report  Summary:


Number  of  Other  Included  Managers:           2

Form  13F  Information  Table  Entry  Total:     86

Form  13F  Information  Table  Value  Total:     $816,856  (thousands)


List  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-10970               Boulder  Investment  Advisers,  L.L.C.

2     28-14185               Rocky  Mountain  Advisers,  L.L.C.

                                                      FORM 13F INFORMATION TABLE

                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
3M CO                         COM             88579Y101    4,040      38,000  SH         DEFINED            1           38,000
ALTRIA GROUP INC              COM             02209S103    3,095      90,000  SH         DEFINED            1           90,000
ALTRIA GROUP INC              COM             02209S103    1,444      42,000  SH         DEFINED            2           42,000
AMERICAN EXPRESS CO           COM             025816109    2,361      35,000  SH         DEFINED            1           35,000
BANK COMM HLDGS               COM             06424J103      147      29,289  SH         DEFINED            2           29,289
BERKSHIRE HATHAWAY INC DEL    CL A            084670108  208,634       1,335  SH         DEFINED            1            1,335
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702   50,537     485,000  SH         DEFINED            1          485,000
CFS BANCORP INC               COM             12525D102      323      40,846  SH         DEFINED            2           40,846
CAROLINA TR BK LINCOLNTON NC  COM             144200102      109      35,498  SH         DEFINED            2           35,498
CATERPILLAR INC DEL           COM             149123101    7,514      86,400  SH         DEFINED            1           86,400
CATERPILLAR INC DEL           COM             149123101    1,496      17,200  SH         DEFINED            2           17,200
CENTRAL VALLEY CMNTY BANCORP  COM             155685100      370      43,644  SH         DEFINED            2           43,644
CHEVRON CORP NEW              COM             166764100    7,533      63,400  SH         DEFINED            1           63,400
CHEVRON CORP NEW              COM             166764100   11,561      97,300  SH         DEFINED            2           97,300
CISCO SYS INC                 COM             17275R102   21,332   1,020,175  SH         DEFINED            1        1,020,175
CISCO SYS INC                 COM             17275R102   13,358     638,825  SH         DEFINED            2          638,825
CITIZENS & NORTHN CORP        COM             172922106      240      12,300  SH         DEFINED            2           12,300
COHEN & STEERS INFRASTRUCTUR  COM             19248A109   38,774   1,874,058  SH         DEFINED            1        1,874,058
COHEN & STEERS INFRASTRUCTUR  COM             19248A109      828      40,000  SH         DEFINED            2           40,000
EAGLE BANCORP MONT INC        COM             26942G100      364      33,500  SH         DEFINED            2           33,500
EASTERN VA BANKSHARES INC     COM             277196101      371      65,566  SH         DEFINED            2           65,566
ENTERPRISE PRODS PARTNERS L   COM             293792107   12,368     205,150  SH         DEFINED            1          205,150
ENTERPRISE PRODS PARTNERS L   COM             293792107    2,005      33,250  SH         DEFINED            2           33,250
FIRST ADVANTAGE BANCORP       COM             31848L104       55       4,300  SH         DEFINED            2            4,300
FIRST CAPITAL BANCORP VA      COM             319438107      374     116,276  SH         DEFINED            2          116,276
FRANKLIN RES INC              COM             354613101    1,508      10,000  SH         DEFINED            1           10,000
FREEPORT-MCMORAN COPPER & GO  COM             35671D857   17,483     528,200  SH         DEFINED            1          528,200
FREEPORT-MCMORAN COPPER & GO  COM             35671D857   14,077     425,300  SH         DEFINED            2          425,300
GEORGETOWN BANCORP INC MD     COM             372591107      430      31,254  SH         DEFINED            2           31,254
HF FINL CORP                  COM             404172108      302      22,030  SH         DEFINED            2           22,030
HAMPDEN BANCORP INC           COM             40867E107    1,310      84,989  SH         DEFINED            2           84,989
HARRIS CORP DEL               COM             413875105    1,066      23,000  SH         DEFINED            1           23,000
HARRIS CORP DEL               COM             413875105    1,066      23,000  SH         DEFINED            2           23,000
HOME BANCORP INC              COM             43689E107      879      47,216  SH         DEFINED            2           47,216
HOME FED BANCORP INC MD       COM             43710G105    1,139      88,948  SH         DEFINED            2           88,948
INTERNATIONAL BUSINESS MACHS  COM             459200101    4,906      23,000  SH         DEFINED            1           23,000
INTERNATIONAL BUSINESS MACHS  COM             459200101   12,158      57,000  SH         DEFINED            2           57,000
JOHNSON & JOHNSON             COM             478160104   40,928     502,000  SH         DEFINED            1          502,000
JOHNSON & JOHNSON             COM             478160104    7,484      91,800  SH         DEFINED            2           91,800
JPMORGAN CHASE & CO           COM             46625H100   34,371     724,200  SH         DEFINED            1          724,200
JPMORGAN CHASE & CO           COM             46625H100   14,418     303,800  SH         DEFINED            2          303,800
KOHLS CORP                    COM             500255104   14,799     320,800  SH         DEFINED            1          320,800
KOHLS CORP                    COM             500255104   11,703     253,700  SH         DEFINED            2          253,700
LINN ENERGY LLC               UNIT LTD LIAB   536020100    6,936     183,000  SH         DEFINED            1          183,000
LINN ENERGY LLC               UNIT LTD LIAB   536020100    1,137      30,000  SH         DEFINED            2           30,000
LTC PPTYS INC                 COM             502175102    4,562     112,000  SH         DEFINED            1          112,000
MACKINAC FINL CORP            COM             554571109    1,159     125,890  SH         DEFINED            2          125,890
MALVERN BANCORP INC           COM             561409103      191      16,122  SH         DEFINED            2           16,122
MERCK & CO INC NEW            COM             58933Y105      885      20,000  SH         DEFINED            1           20,000
MERCK & CO INC NEW            COM             58933Y105      904      20,447  SH         DEFINED            2           20,447
METRO BANCORP INC PA          COM             59161R101    2,086     126,100  SH         DEFINED            2          126,100
NEWPORT BANCORP INC           COM             651754103      197      11,314  SH         DEFINED            2           11,314
OAK RIDGE FINL SVCS INC       COM             671768109      127      30,400  SH         DEFINED            2           30,400
OCEAN SHORE HLDG CO NEW       COM             67501R103    1,605     106,998  SH         DEFINED            2          106,998
OLD LINE BANCSHARES INC       COM             67984M100      361      29,100  SH         DEFINED            2           29,100
OLD POINT FINL CORP           COM             680194107       25       1,900  SH         DEFINED            2            1,900
OMNIAMERICAN BANCORP INC      COM             68216R107    1,120      44,300  SH         DEFINED            2           44,300
PACIFIC PREMIER BANCORP       COM             69478X105    2,220     168,810  SH         DEFINED            2          168,810
PHILIP MORRIS INTL INC        COM             718172109    1,901      20,500  SH         DEFINED            1           20,500
PHILIP MORRIS INTL INC        COM             718172109    1,020      11,000  SH         DEFINED            2           11,000
PHILLIPS 66                   COM             718546104    2,274      32,500  SH         DEFINED            1           32,500
POSCO                         SPONSORED ADR   693483109      663       9,000  SH         DEFINED            1            9,000
POSCO                         SPONSORED ADR   693483109    5,307      72,000  SH         DEFINED            2           72,000
REPUBLIC FIRST BANCORP INC    COM             760416107      528     190,540  SH         DEFINED            2          190,540
REPUBLIC SVCS INC             COM             760759100    1,980      60,000  SH         DEFINED            1           60,000
REPUBLIC SVCS INC             COM             760759100      990      30,000  SH         DEFINED            2           30,000
RIVER VY BANCORP              COM             768475105    1,801      89,993  SH         DEFINED            2           89,993
RMR REAL ESTATE INCOME FUND   COM             76970B101    1,157      55,606  SH         DEFINED            1           55,606
RMR REAL ESTATE INCOME FUND   COM             76970B101      390      18,727  SH         DEFINED            2           18,727
SI FINL GROUP INC MD          COM             78425V104    3,302     273,079  SH         DEFINED            2          273,079
SANOFI                        SPONSORED ADR   80105N105   14,047     275,000  SH         DEFINED            1          275,000
SANOFI                        SPONSORED ADR   80105N105    9,210     180,300  SH         DEFINED            2          180,300
SOUTHERN FIRST BANCSHARES IN  COM             842873101      963      92,195  SH         DEFINED            2           92,195
SOUTHERN NATL BANCORP OF VA   COM             843395104      773      79,900  SH         DEFINED            2           79,900
TOTAL S A                     SPONSORED ADR   89151E109      864      18,000  SH         DEFINED            1           18,000
TOTAL S A                     SPONSORED ADR   89151E109      864      18,000  SH         DEFINED            2           18,000
TRANSOCEAN LTD                REG SHS         H8817H100      831      16,000  SH         DEFINED            1           16,000
TRANSOCEAN LTD                REG SHS         H8817H100      416       8,000  SH         DEFINED            2            8,000
VENTAS INC                    COM             92276F100   15,167     207,200  SH         DEFINED            1          207,200
W P CAREY INC                 COM             92936U109    2,332      34,600  SH         DEFINED            1           34,600
WAL-MART STORES INC           COM             931142103   45,646     610,000  SH         DEFINED            1          610,000
WAL-MART STORES INC           COM             931142103      748      10,000  SH         DEFINED            2           10,000
WELLS FARGO & CO NEW          COM             949746101   29,493     797,311  SH         DEFINED            1          797,311
WELLS FARGO & CO NEW          COM             949746101   15,528     419,789  SH         DEFINED            2          419,789
XENITH BANKSHARES INC         COM             98410X105       64      12,404  SH         DEFINED            2           12,404
YUM BRANDS INC                COM             988498101   65,825     915,000  SH         DEFINED            1          915,000